Segmented Information - Information by Reportable Segment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue	CAD 8,301	CAD 6,838
Energy supply costs	2,361	2,341
Operating expenses	2,261	2,031
Depreciation and amortization	1,179	983
Operating income	2,500	1,483
Other income, net	127	53
Finance charges	914	678
Income tax expense	588	145
Net earnings	1,125	713
Non-controlling interests	97	53
Preference share dividends	65	75
Common equity shareholders	963	585
Goodwill	11,644	12,364	CAD 4,173
Total assets	47,822	47,904
Capital expenditures	3,024	2,061
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	(12)	(13)
Energy supply costs	(1)	(1)
Operating expenses	(11)	(12)
Depreciation and amortization	0	0
Operating income	0	0
Other income, net	(1)	(1)
Finance charges	(1)	(1)
Income tax expense	0	0
Net earnings	0	0
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	0	0
Goodwill	0	0
Total assets	(107)	(45)
Capital expenditures	0	0
REGULATED | Operating segments
Segment Reporting Information [Line Items]
Revenue	8,086	6,649
Energy supply costs	2,360	2,307
Operating expenses	2,210	1,896
Depreciation and amortization	1,145	951
Operating income	2,371	1,495
Other income, net	98	52
Finance charges	721	513
Income tax expense	638	243
Net earnings	1,110	791
Non-controlling interests	71	27
Preference share dividends	0	0
Common equity shareholders	1,039	764
Goodwill	11,617	12,337
Total assets	46,248	46,317
Capital expenditures	3,003	2,032
REGULATED | Operating segments | United States | ITC
Segment Reporting Information [Line Items]
Revenue	1,575	334
Energy supply costs	0	0
Operating expenses	436	151
Depreciation and amortization	220	46
Operating income	919	137
Other income, net	40	9
Finance charges	259	54
Income tax expense	371	20
Net earnings	329	72
Non-controlling interests	57	13
Preference share dividends	0	0
Common equity shareholders	272	59
Goodwill	7,698	8,246
Total assets	17,581	18,000
Capital expenditures	982	223
REGULATED | Operating segments | United States | UNS Energy
Segment Reporting Information [Line Items]
Revenue	2,080	2,002
Energy supply costs	711	740
Operating expenses	609	605
Depreciation and amortization	260	264
Operating income	500	393
Other income, net	19	7
Finance charges	101	102
Income tax expense	148	99
Net earnings	270	199
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	270	199
Goodwill	1,733	1,854
Total assets	8,596	8,935
Capital expenditures	534	524
REGULATED | Operating segments | United States | Central Hudson
Segment Reporting Information [Line Items]
Revenue	872	849
Energy supply costs	260	253
Operating expenses	402	387
Depreciation and amortization	65	61
Operating income	145	148
Other income, net	8	5
Finance charges	41	40
Income tax expense	42	43
Net earnings	70	70
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	70	70
Goodwill	566	605
Total assets	3,188	3,214
Capital expenditures	220	233
REGULATED | Operating segments | Canada | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	1,198	1,151
Energy supply costs	411	347
Operating expenses	298	295
Depreciation and amortization	198	198
Operating income	291	311
Other income, net	20	17
Finance charges	116	125
Income tax expense	40	51
Net earnings	155	152
Non-controlling interests	1	1
Preference share dividends	0	0
Common equity shareholders	154	151
Goodwill	913	913
Total assets	6,418	6,230
Capital expenditures	446	336
REGULATED | Operating segments | Canada | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	600	572
Energy supply costs	0	0
Operating expenses	198	189
Depreciation and amortization	190	180
Operating income	212	203
Other income, net	2	3
Finance charges	93	85
Income tax expense	1	0
Net earnings	120	121
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	120	121
Goodwill	227	227
Total assets	4,454	4,057
Capital expenditures	414	375
REGULATED | Operating segments | Canada | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	398	377
Energy supply costs	142	132
Operating expenses	89	88
Depreciation and amortization	62	57
Operating income	105	100
Other income, net	1	0
Finance charges	37	37
Income tax expense	14	9
Net earnings	55	54
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	55	54
Goodwill	235	235
Total assets	2,197	2,143
Capital expenditures	105	74
REGULATED | Operating segments | Canada | Eastern Canadian
Segment Reporting Information [Line Items]
Revenue	1,062	1,063
Energy supply costs	692	698
Operating expenses	134	136
Depreciation and amortization	95	91
Operating income	141	138
Other income, net	1	2
Finance charges	56	55
Income tax expense	22	21
Net earnings	64	64
Non-controlling interests	0	0
Preference share dividends	0	0
Common equity shareholders	64	64
Goodwill	67	67
Total assets	2,489	2,394
Capital expenditures	156	161
REGULATED | Operating segments | Caribbean | Caribbean
Segment Reporting Information [Line Items]
Revenue	301	301
Energy supply costs	144	137
Operating expenses	44	45
Depreciation and amortization	55	54
Operating income	58	65
Other income, net	7	9
Finance charges	18	15
Income tax expense	0	0
Net earnings	47	59
Non-controlling interests	13	13
Preference share dividends	0	0
Common equity shareholders	34	46
Goodwill	178	190
Total assets	1,325	1,344
Capital expenditures	146	106
NON-REGULATED | Operating segments | Energy Infra-structure
Segment Reporting Information [Line Items]
Revenue	226	193
Energy supply costs	2	35
Operating expenses	49	39
Depreciation and amortization	32	28
Operating income	143	91
Other income, net	1	2
Finance charges	5	4
Income tax expense	19	3
Net earnings	120	86
Non-controlling interests	26	26
Preference share dividends	0	0
Common equity shareholders	94	60
Goodwill	27	27
Total assets	1,605	1,502
Capital expenditures	21	19
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	1	9
Energy supply costs	0	0
Operating expenses	13	108
Depreciation and amortization	2	4
Operating income	(14)	(103)
Other income, net	29	0
Finance charges	189	162
Income tax expense	(69)	(101)
Net earnings	(105)	(164)
Non-controlling interests	0	0
Preference share dividends	65	75
Common equity shareholders	(170)	(239)
Goodwill	0	0
Total assets	76	130
Capital expenditures	CAD 0	CAD 10